UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, Nevada  89521

 (Address of principal executive offices) (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  (203) 622-6000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

GREENWICH IVY
LONG-SHORT FUND

Institutional Class Ticker: GIVYX

SEMI-ANNUAL REPORT

MARCH 31, 2023

(Unaudited)

COLLABORATIVE INVESTMENT SERIES TRUST

1-800-869-1679

www.greenwichivyfunds.com

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Preferred Stocks
1.17%
Real Estate Investment Trusts
7.45%
Money Market Fund
9.19%
Call Options Purchased
1.36%
Put Options Purchased
0.97%
Basic Materials
1.94%
Communication Services
0.72%
Consumer Cyclical
2.74%
Consumer Defensive
2.20%
Energy
1.95%
Financial Services
3.85%
Healthcare
3.11%
Industrials
2.60%
Real Estate Investment Trusts
0.27%
Technology
2.37%
Utilities
0.46%
Exchange Traded Funds
57.65%

Sectors are categorized using Morningstar® classifications, and do not correspond to the classifications used in the Schedule of Investments which are derived from SIC industries.

Excludes securities sold short.

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SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Value

COMMON STOCKS - 22.54%

Biological Products (No Diagnostic Substances) - 0.96%
29,091	Athira Pharma, Inc. *	$ 72,728
8,232	Century Therapeutics, Inc. *	28,565
224,916	Finch Therapeutics Group, Inc. *	88,392
26,416	Invivyd, Inc. *	31,699
62,347	Precision Biosciences, Inc. *	46,985
		268,369
Cigarettes - 1.20%
3,455	Philip Morris International, Inc. *	335,999

Computer Peripheral Equipment - 0.11%
30,723	Markforged Holding Corp. *	29,457

Computer Storage Devices - 0.33%
1,448	NetApp, Inc. *	92,455

Entertainment Facilities - 0.20%
22,798	Thunderbird Entertainment Group, Inc. (Canada) *	55,651

Fabricated Plate Work (Boiler Shops) - 0.90%
2,001	Chart Industries, Inc. (a) *	250,925

Financial Services - 0.66%
88,707	ECN Capital Corp. (Canada)	183,729

Fire, Marine & Casualty Insurance - 1.28%
1,157	Berkshire Hathaway, Inc. Class B *	357,247

Footwear and Accessories - 0.43%
681	Adidas AG (Germany) *	120,129

Furnishings, Fixtures & Appliances - 0.31%
14,255	Victoria PLC (United Kingdom) *	86,097

Insurance - Reinsurance - 0.32%
14,888	Conduit Holdings, Ltd. (Bermuda)	89,920

Internet Retail - 1.02%
8,346	Delivery Hero SE (Germany) *	283,723

Investment Advice - 0.61%
17,903	CI Financial Corp. (Canada)	169,246

Iron & Steel Foundries - 1.22%
22,700	Kubota Corp. (Japan)	341,237

Metal Mining - 1.97%
8,365	Anglo American PLC (United Kingdom)	276,123
47,596	Glencore, PLC ADR *	272,568
		548,691
National Commercial Banks - 0.77%
5,999	US Bancorp	216,264

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Shares		Value

Natural Gas Transmission - 1.34%
3,019	TC Energy Corp. (Canada)	$ 117,399
8,560	Williams Cos., Inc.	255,602
		373,001
Patent Owners & Lessors - 0.41%
9,339	Digital Turbine, Inc.	115,430

Pharmaceutical Preparations - 0.70%
36,305	Chimerix, Inc. *	45,744
23,690	EQRx, Inc. *	45,959
15,603	Nkarta, Inc. *	55,391
13,693	Xbiotech, Inc. (Canada) *	47,241
		194,335
Pipe Lines (No Natural Gas) - 0.64%
4,701	Enbridge, Inc. (Canada)	179,189

Railroads, Line-Haul Operating - 0.52%
1,218	Canadian National Railway Co. (Canada)	143,677

Real Estate Agents & Managers (For Others) - 1.30%
2,111	Marriot Vacations Worldwide Corp.	284,689
43,952	Opendoor Technologies, Inc. *	77,356
		362,045
Retail - Drug Stores and Proprietary Stores - 0.48%
1,792	CVS Health Corp.	133,164

Retail - Variety Stores - 1.03%
1,729	Target Corp.	286,374

Security Brokers, Dealers & Flotation Companies - 0.26%
1,404	Charles Schwab Corp.	73,542

Services - Computer Processing & Data Preparation - 0.51%
24,503	E2open Parent Holdings, Inc. (a)	142,607

Services - Computer Programming, Data Processing, Etc. - 1.04%
3,919	Zoom Video Communications, Inc. Class A *	289,379

Services - Medical Laboratories - 1.02%
1,236	Laboratory Corp. of America Holdings *	283,563

Services - Prepackaged Software - 0.18%
8,706	Frontier Developments PLC *	50,329

Telephone Communications (No Radiotelephone) - 0.35%
5,007	AT&T, Inc. (a)	96,385

Utilities - Diversified - 0.47%
21,406	Enel SpA (Italy)	130,531

TOTAL COMMON STOCKS (Cost $6,598,934) - 22.54%		6,282,690

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - 58.51%
3,298	ARK Innovation ETF *	$ 133,041
10,544	Consumer Staples Select Sector SPDR ETF	787,742
2,679	Energy Select Sector SPDR ETF *	221,902
5,101	Health Care Select Sector SPDR ETF (a)	660,376
2,053	Invesco QQQ Trust (a)	658,869
8,709	iShares 0-3 Month Treasury Bond ETF	875,951
2,470	iShares 20+ Year Treasury Bond ETF	262,734
13,257	iShares MSCI Emerging Markets ETF	523,121
9,000	iShares Short Treasury Bond ETF	994,500
19,100	SPDR S&P Regional Banking ETF	837,726
230	SPDR S&P Software & Services ETF (a)	28,306
18,645	Utilities Select Sector SPDR ETF (a)	1,262,080
1,410	Vanguard Dividend Appreciation ETF (a)	217,154
771	Vanguard European Stock FTSE Eurp ETF	46,992
3,437	Vanguard S&P 500 ETF (a)	1,292,553
38,437	Vanguard Small-Cap ETF	7,286,118
7,288	WisdomTree Cloud Computing ETF (a) *	216,454
TOTAL EXCHANGE TRADED FUNDS (Cost $15,869,140) - 58.51%		16,305,619

PREFERRED SECURITIES - 1.18%

Electric & Other Services Combined - 0.08%
887	Duke Energy Corp., 5.750%, due 6/15/2024	22,574

National Commercial Banks - 0.31%
5,366	Washington Federal, Inc., 4.875%, due 4/15/2026	86,929

Real Estate Investment Trusts - 0.21%
2,323	Public Storage, 6.600%, due 3/11/2024	59,120

State Commerical Banks - 0.58%
5,758	Bank of Hawaii Corp., 4.375%, due 8/01/2026	95,179
4,193	ConnectOne Bancorp, Inc., 5.250%, due 9/01/2026	67,256
		162,435

TOTAL PREFERRED SECURITIES (Cost $321,498) - 1.18%		331,058

REAL ESTATE INVESTMENT TRUSTS - 7.56%
2,579	AvalonBay Communities, Inc.	433,427
6,967	Blackstone Mortgage Investment Trust, Inc. Class A	124,361
62,102	Easterly Government Properties, Inc. (a)	853,281
1,755	Extra Space Storage, Inc.	285,942
10,494	KKR Real Estate Finance Trust, Inc. (a)	119,527
960	Public Storage	290,054
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,140,703) - 7.56%		2,106,592

MONEY MARKET FUND - 9.32%
2,597,779	First American Treasury Obligations Fund Class X 4.72% **	2,597,779
TOTAL MONEY MARKET FUND (Cost $2,597,779) - 9.32%		2,597,779

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Value

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $737,806) - 2.37%	$ 659,793

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $28,265,860) - 101.48%	28,283,531

LIABILITIES LESS OTHER ASSETS - (1.48)%	(413,513)

NET ASSETS - 100.00%	$27,870,018

(a) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $3,276,815.

* Non-income producing security during the period.

**Variable rate security; the rate shown represents the yield at March 31, 2023.

*** Classifications in this Schedule of Investments are derived from Standard Industrial Classification ("SIC") Codes.

ADR - American Depositary Receipt.

PLC - Public Limited Company

SE - Societas Europaea, Latin term means European Company.

SPDR - Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF PURCHASED OPTIONS

MARCH 31, 2023 (UNAUDITED)

CALL OPTIONS - 1.39% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Chart Industries, Inc.	Interactive Brokers	11	$ 176,000	$ 160.00	6/16/2023	$ 2,200
iShares MSCI ASCI ETF	Interactive Brokers	36	324,000	90.00	7/21/2023	18,360
SPDR S&P 500 ETF Trust	Interactive Brokers	27	945,000	350.00	5/19/2023	169,155
WisdomTree Cloud Computing ETF	Interactive Brokers	157	298,300	19.00	6/16/2023	196,250
Total Call Options (Premiums Paid $302,716) - 1.39%						$ 385,965

PUT OPTIONS - 0.98% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Celsius Holdings, Inc.	Interactive Brokers	11	$ 93,500	$ 85.00	1/19/2024	$ 16,280
Energy Select Sector SPDR ETF	Interactive Brokers	11	104,500	95.00	6/21/2024	21,923
First Solar, Inc.	Interactive Brokers	10	150,000	150.00	6/16/2023	1,670
First Solar, Inc.	Interactive Brokers	19	380,000	200.00	6/16/2023	21,508
First Solar, Inc.	Interactive Brokers	15	225,000	150.00	12/15/2023	10,425
Fluor Corp.	Interactive Brokers	27	81,000	$ 30.00	1/19/2024	10,800
Fluor Corp.	Interactive Brokers	20	65,000	32.50	1/19/2024	11,200
General Mills, Inc.	Interactive Brokers	9	67,500	75.00	6/16/2023	441
Hershey Co.	Interactive Brokers	6	132,000	220.00	1/19/2024	3,480
Hershey Co.	Interactive Brokers	12	264,000	220.00	5/19/2023	876
Industrial Select Sector SPDR ETF	Interactive Brokers	307	3,192,800	104.00	6/16/2023	148,895
Post Holdings, Inc.	Interactive Brokers	32	304,000	95.00	10/20/2023	23,680
Runway Growth Finance Corp.	Interactive Brokers	15	15,000	10.00	7/21/2023	900
Trinity Capital, Inc.	Interactive Brokers	350	350,000	10.00	4/21/2023	1,750
Total Put Options (Premiums Paid $435,090) - 0.98%						$ 273,828

TOTAL PURCHASED OPTIONS (Premiums Paid $737,806) - 2.37% $ 659,793

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at March 31, 2023.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

MARCH 31, 2023 (UNAUDITED)

Shares		Value

COMMON STOCKS * - (24.59)%

Apparel, Footwear & Accessories Design - (0.67)%
(93)	Hermes International S.C.A. ADR	$ (187,858)

Bottled & Canned Soft Drinks Carbonated Waters - (1.08)%
(1,403)	Celsius Holdings, Inc.	(130,395)
(3,142)	Monster Beverage Corp.	(169,699)
		(300,094)
Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - (0.60)%
(1,608)	Lamb Weston Holdings, Inc.	(168,068)

Communications Equipment - (0.57)%
(2,558)	Iridium Communications, Inc.	(158,417)

Contruction Machinery & Equipment - (0.41)%
(6,680)	Manitowoc Co., Inc.	(114,161)

Deep Sea Foreign Transportation of Freight - (0.36)%
(1,784)	Scorpio Tankers, Inc. (Monaco)	(100,457)

Electronic & Other Electrical Equipment (No Computer Equipment) - (0.67)%
(1,945)	General Electric Co.	(185,942)

Electronic Computers - (4.57)%
(7,719)	Apple, Inc.	(1,272,863)

Fire, Marine & Casualty Insurance - (0.49)%
(947)	Progressive Corp.	(135,478)

Hotels & Motels - (0.83)%
(909)	Hilton Worldwide Holdings, Inc.	(128,051)
(939)	Hyatt Hotels Corp.	(104,971)
		(233,022)
Investment Advice - (0.07)%
(407)	Value Line, Inc.	(19,670)

Mobile Homes - (0.56)%
(491)	Cavco Industries, Inc.	(156,010)

Motor Vehicles & Passenger Car Bodies - (0.55)%
(2,099)	Paccar, Inc.	(153,647)

Operative Builders - (0.50)%
(1,201)	Meritage Homes Corp.	(140,229)

Perfumes, Cosmetics & Other Toilet Preparations - (0.51)%
(1,717)	e.l.f. Beauty, Inc.	(141,395)

Real Estate Operators (No Developers) & Lessors - (0.45)%
(147)	O'Reilly Automotive, Inc.	(124,800)

Retail - Auto Dealers & Gasoline Stations - (0.45)%
(604)	Asbury Automotive Group, Inc	(126,840)

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Shares		Value

Retail - Department Stores - (0.56)%
(777)	Burlington Stores, Inc.	$ (157,032)

Retail - Eating Places - (0.56)%
(848)	Wingstop, Inc.	(155,676)

Retail - Lumber & Other Building Materials Dealers - (0.48)%
(1,506)	Builders FirstSource, Inc.	(133,703)

Retail - Retai Stores - (0.37)%
(192)	Ulta Beauty, Inc.	(104,769)

Rubber & Plastics Footwear - (0.99)%
(241)	Deckers Outdoor Corp.	(108,342)
(5,360)	On Holding AG (Switzerland)	(166,321)
		(274,663)
Semiconductors & Related Devices - (1.77)%
(707)	First Solar, Inc.	(153,772)
(1,218)	Nvidia Corp.	(338,324)
		(492,096)
Services - Business Services - (1.13)%
(219)	Fair Isaac Corp.	(153,889)
(286)	MSCI, Inc.	(160,071)
		(313,960)
Services - Computer Programming, Data Processing, Etc. - (0.50)%
(2,272)	Trade Desk, Inc.	(138,387)

Services - Computer Programming Services - (0.42)%
(516)	Aspen Technology, Inc.	(118,097)

Services - Management Services - (0.67)%
(2,429)	Evolent Health, Inc. Class A	(78,821)
(330)	Gartner, Inc.	(107,504)
		(186,325)
Services - Prepackaged Software - (1.22)%
(884)	Appfolio, Inc.	(110,040)
(1,616)	Duolingo, Inc.	(230,425)
		(340,465)
Sporting & Athletic Goods- (0.56)%
(3,071)	Acushnet Holdings Corp.	(156,437)

Transportation Services - (0.52)%
(55)	Booking Holdings, Inc.	(145,883)

Trucking (No Local) - (0.59)%
(918)	Landstar System, Inc.	(164,561)

Wholesale - Durable Goods - (0.51)%
(205)	W.W. Grainger, Inc.	(141,206)

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Shares		Value

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - (0.40)%
(1,354)	GE Healthcare Technologies, Inc.	$ (111,069)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $6,374,908) - (24.59)%		(6,853,280)

EXCHANGE TRADED FUNDS * - (0.46)%
(315)	SPDR Dow Jones Industrial Average ETF	(104,775)
(353)	SPDR S&P Homebuilders ETF	(23,919)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $131,278) - (0.46)%		(128,694)

TOTAL SECURITIES SOLD SHORT (Proceeds $6,506,186) - (25.05)%		$ (6,981,974)

* Represents non-income producing security.

ADR - American Depositary Receipt.

AG  - Aktiengesellschaft, a German term for a public limited company.

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2023 (UNAUDITED)

Assets:
Investments in Securities at Value (Cost $28,265,860)	$28,283,531
Cash	1,000
Foreign Currency at Value (Cost $431,838)	487,749
Deposit with Broker for Securities Sold Short	6,877,439
Receivables:
Fund Shares Purchased	40,618
Dividends and Interest	83,219
Portfolio Securities Sold	1,795,603
Prepaid Expenses	19,273
Total Assets	37,588,432
Liabilities:
Securities Sold Short, at Value (Proceeds $6,506,186)	6,981,974
Payables:
Portfolio Securities Purchased	2,672,473
Interest Expense	4,159
Due to Adviser	18,407
Fund Shares Redeemed	19,371
Administrative Fees	6,301
Treasurer Fees	643
Trustee Fees	1,235
Transfer Agent and Accounting Fees	2,742
Accrued Expenses	11,109
Total Liabilities	9,718,414

Net Assets	$27,870,018

Net Assets Consist of:
Paid In Capital	$28,018,472
Distributable Earnings (Deficit)	(148,454)
Net Assets, for 3,064,831 Shares Outstanding	$27,870,018

Institutional Class Shares
Net Assets	$27,870,018
Shares of beneficial interest outstanding	3,064,831
Net asset value per share	$ 9.09

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $9)	$ 216,285
Interest	279,836
Total Investment Income	496,121

Expenses:
Advisory Fees	171,010
Audit Fees	8,658
Custody Fees	18,446
Legal Fees	5,155
Transfer Agent and Accounting Fees	16,784
Chief Compliance Officer Fees	4,476
Administrative Fees	34,202
Shareholder Servicing Fees	9,380
Registration Fees	9,879
Trustee Fees	2,795
Insurance Fees	550
Treasurer Fees	1,540
Other Expenses	9,694
Dividend Expense	89,438
Interest Expense	14,733
Printing and Mailing Fees	580
Total Expenses	397,320
Less fees waived and expenses reimbursed by Advisor	(82,236)
Net Expenses	315,084

Net Investment Income	181,037

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short and Foreign Currencies:
Realized Gain on Investments	282,478
Realized Gain on Securities Sold Short	77,750
Realized Loss on Foreign Currencies	(8,709)
Net Change in Unrealized Appreciation on Investments	3,082,205
Net Change in Unrealized Depreciation on Securities Sold Short	(1,030,410)
Net Change in Unrealized Depreciation on Foreign Currencies	(107,923)
Realized and Unrealized Gain on Investments, Securities Sold Short and Foreign Currencies	2,295,391

Net Increase in Net Assets Resulting from Operations	$ 2,476,428

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2023	9/30/2022
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 181,037	$ (8,717)
Net Realized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	351,519	3,154,277
Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, and Foreign Currency Translation	1,943,872	(4,727,898)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,476,428	(1,582,338)

Distributions to Shareholders:
Distributions	(2,643,837)	(5,272,761)
Total Dividends and Distributions Paid to Shareholders	(2,643,837)	(5,272,761)

Capital Share Transactions (see Note 6)
Institutional Class	6,971,308	8,820,410
Net Increase in Net Assets from Capital Share Transactions	6,971,308	8,820,410

Total Increase in Net Assets	6,803,899	1,965,311

Net Assets:
Beginning of Year/Period	21,066,119	19,100,808

End of Year/Period	$ 27,870,018	$ 21,066,119

The accompanying notes are an integral part of these financial statements.

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INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period.

(Unaudited) Six Months Ended 3/31/2023	Years Ended 9/30/2022	9/30/2021	Period (a) Ended 9/30/2020
Net Asset Value at Beginning of Year/Period	$ 9.15	$ 13.92	$ 9.67	$ 10.00
Income (Loss) From Investment Operations:				
Net Investment Gain (Loss) *	0.07	0.00 ***	(0.32)	(0.15)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.03	(0.71)	4.57	(0.18)
Total from Investment Operations	1.10	(0.71)	4.25	(0.33)
Distributions:				
Net Investment Income	(0.02)	-	-	-
Realized Gains	(1.14)	(4.06)	-	-
Total from Distributions	(1.16)	(4.06)	-	-
Net Asset Value at End of Year/Period	$ 9.09	$ 9.15	$ 13.92	$ 9.67
Total Return **	13.52% (c)	(6.95)%	43.95%	(3.30)% (c)
Ratios/Supplemental Data:				
Net Assets at End of Year/Period (Thousands)	$ 27,870	$ 21,066	$ 19,101	$ 15,290
Ratio of Expenses to Average Net Assets				
Before Reimbursement (d)(f)	3.48% (b)	3.55%	3.96%	4.32% (b)
After Reimbursement (d)(f)	2.76% (b)	2.67%	3.23%	3.30% (b)
Ratio of Net Investment Gain (Loss) to Average Net Assets				
After Reimbursement (d)(e)	1.59% (b)	(0.05)%	(2.34)%	(1.94)% (b)
Portfolio Turnover	490.38% (c)	808.79%	108.62%	121.41% (c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

(b) Annualized.

(c) Not annualized.

(d) Includes dividends and interest expense on securities sold short of 0.91%, 0.82%, 1.38% and 1.45%, for the six months ended March 31, 2023 and years ended September 30, 2022, September 30, 2021 and the period December 4, 2020 (commencement of investment operations) through September 30, 2020, respectively.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  13

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2023 (UNAUDITED)

1.  ORGANIZATION

The Greenwich Ivy Long-Short Fund (the “Fund”) is a non-diversified series of the Collaborative Investment Series Trust (the “Trust”). The Fund was formerly known as the Global Tactical Fund until a name change on May 24, 2021. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with additional series are authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on December 4, 2019. The Board has authorized one class of shares: Institutional Class. See Note 4 to the financial statements for further information regarding the fees for the Institutional Class of shares offered by the Fund. The Fund’s investment adviser is Greenwich Ivy Capital LLC (the “Adviser”).

The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

 As an investment company, as defined by the Financial Accounting Standards Board (“FASB”), the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2020-2022) or expected to be taken in the Fund’s 2023 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2023, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund. The permanent reclassifications were mainly due to the utilization of earnings and profits distributed to shareholders on redemption of shares.

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

Semi-Annual Report |  15

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FOREIGN TAXES:  The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DERIVATIVE TRANSACTIONS: The Fund may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund will be allocated to the individual funds, including the Fund, based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available. If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are determined to be readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own

Semi-Annual Report |  17

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to US dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (options) – Derivative transactions which are actively traded and to which valuation adjustments are not applied are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions

Semi-Annual Report |  18

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of March 31, 2023, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 6,282,690	$ -	$ -	$ 6,282,690
Exchange Traded Funds	16,305,619	-	-	16,305,619
Preferred Securities	331,058			331,058
Real Estate Investment Trusts	2,106,592	-	-	2,106,592
Money Market Fund	2,597,779	-	-	2,597,779
Purchased Options	659,793	-	-	659,793
Total	$ 28,283,531	$ -	$ -	$ 28,283,531

Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 6,853,280	$ -	$ -	$ 6,853,280
Exchange Traded Funds	128,694	-	-	128,694
Total	$ 6,981,974	$ -	$ -	$ 6,981,974

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments and Schedule of Securities Sold Short.

The Fund did not hold any Level 2 or Level 3 securities during the period presented.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

4. DERIVATIVE TRANSACTIONS

The Fund considers the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of it's derivative activities during the six months ended March 31, 2023. The average notion values are as follows:

Call Options Purchased

$1,119,800

Put Options Purchased

$3,311,150

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

As of March 31, 2023, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Purchased Options	$ 659,793
Total Assets	$ 659,793

For the six months ended March 31, 2023, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (78,013)	$(78,013)
	$ (78,013)	$(78,013)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ 178,865	$ 178,865
	$ 178,865	$ 178,865

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The

Semi-Annual Report |  20

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Semi-Annual Report |  21

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

5.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Trust on behalf of the Fund entered into a management agreement with the Adviser. The Adviser is a Delaware limited liability company.

Pursuant to a management agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment.

During the six months ended March 31, 2023, the Adviser earned $171,010 in advisory fees and waived advisory fees of $82,236. As of March 31, 2023, the Fund owed the Adviser $18,407.

The Adviser has the ability to recoup previously waived fees or expenses in accordance with the Expense Limitation Agreement as follows:

Fiscal Year End	Expiration	Amount
September 30, 2020	September 30, 2023	$ 88,164
September 30, 2021	September 30, 2024	$151,300
September 30, 2022	September 30, 2025	$162,329

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an administration agreement with Collaborative Fund Services, LLC (“CFS”) to provide administration and compliance services to the Funds. As of August 26, 2022, for the services CFS provides under the administration agreement, CFS receives an annual fee of 0.30% of the Fund’s average daily net assets, subject to a minimum monthly fee of $1,000. Prior to August 26, 2022, CFS received an annual fee of 0.35% of the Fund’s average daily net assets. Greg Skidmore is the President of CFS, and is also an Interested Trustee. For the six months ended March 31, 2023 CFS earned $34,202. At March 31, 2023 the Fund owed CFS $6,301.

COMPLIANCE SERVICES: Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

TREASURER FEES: The Treasurer of the Trust receives a fee that is calculated monthly using the net assets at month-end and is paid by the Fund on a quarterly basis.

Semi-Annual Report |  22

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

During the six months ended March 31, 2023, the Fund paid a total of $1,540 to the Treasurer.

6.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and securities sold short, for the six months ended March 31, 2023, were as follows:

Purchases	$ 107,100,424
Sales	$ 102,375,475

Purchases and sales of options purchased aggregated $2,421,471 and $1,862,530, respectively

Covers of and proceeds from securities sold short aggregated $65,814,405 and $62,829,890, respectively.

7.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2023, there were unlimited shares authorized at no par value for the Fund. Transactions in capital for the six months ended March 31, 2023 and year ended September 30, 2022 were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	1,806,989	$ 16,765,808	1,966,739	$ 19,790,398
Shares Reinvested	321,646	2,608,550	537,189	5,253,709
Shares Redeemed	(1,366,051)	(12,403,050)	(1,574,147)	(16,223,697)
Net Increase (Decrease)	762,584	$ 6,971,308	929,781	$ 8,820,410

8.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.  TAX MATTERS

For federal income tax purposes, the net cost of investments and proceeds from securities sold short as of September 30, 2022 is $14,047,206. As of September 30, 2022, the gross unrealized appreciation on a tax basis totaled $1,357,064 and the gross unrealized depreciation totaled $(4,592,957) for a net unrealized depreciation of $(3,235,893).

Semi-Annual Report |  23

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

The differences between book and tax cost are primarily attributable to wash sales.

As of September 30, 2022 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 657,847
Undistributed capital gain	1,625,224
Net unrealized depreciation	(3,235,893)
Total	$ (952,822)

The tax character of distributions paid during the year ended September 30, 2022 are as follows:

Ordinary Income

$1,906,192

Capital Gain

$3,366,569

The tax character of distributions paid during the six months ended March 31, 2023 are as follows:

Ordinary Income

$1,005,199

Capital Gain

$1,638,638

10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act.  As of March 31, 2023, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 44.59% of the voting securities of the Fund and may be deemed to control the Fund. As of March 31, 2023, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others approximately 54.07% of the voting securities of the Fund and may be deemed to control the Fund.

11. MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the

Semi-Annual Report |  24

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure or recognition.

Semi-Annual Report |  25

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

EXPENSE ILLUSTRATION

MARCH 31, 2023 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, October 1, 2022 through March 31, 2023, for the Institutional Class.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2022	March 31, 2023	October 1, 2022 to March 31, 2023

Actual	$1,000.00	$1,135.22	$14.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.12	$13.89

* Expenses are equal to the Fund's annualized expense ratio of 2.77%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semi-Annual Report |  26

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

ADDITIONAL INFORMATION

MARCH 31, 2023 (UNAUDITED)

PORTFOLIO HOLDINGS

The Trust files its complete schedules of investments for each fund, including the Fund, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Trust’s Form N-PORT with respect to the Fund is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio, for the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. Such proxy information is also available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended March 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

APPROVAL OF ADVISORY AGREEMENT

In connection with the regular meeting held on February 16, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Collaborative Investment Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Greenwich Ivy Capital LLC (“GIC” or the “Adviser”) and the Trust, with respect to the Greenwich Ivy Long-Short Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Semi-Annual Report |  27

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Nature, Extent and Quality of Service. The Trustees noted that GIC had $22 million in assets under management as of November 30, 2022. The Board discussed the background information of Mr. Jindal, noting his business experience, including his education and financial industry experience. They discussed GIC’s services to the Fund, investment decision process, various risks associated with investing in the Fund, and the standards for selected broker-dealers. The Trustees noted that GIC monitors the portfolio on a daily basis using various tools and services and ensures the implementation of the Fund’s parameters and risk exposure guidelines. The Trustees further noted that there were no material compliance issues reported. They acknowledged GIC’s assertion that each finding that resulted from the SEC examination that concluded in the beginning of 2022 was subsequently addressed in its policies and procedures. The Trustees concluded that the adviser would provide a high level of service to the Fund and its shareholders consistent with the Board’s expectations.

Performance.  The Trustees reviewed Greenwich Ivy Long-Short Fund’s performance and observed that the Fund outperformed its peer group average, Morningstar Alternative Long-Short Category average, and the S&P 500 total return index over all periods since inception. The Trustees noted GIC’s request to revise the language in the Fund’s strategy to better align it with the category definition for the Morningstar category and to establish Class A shares, which it believed would help bring more assets to increase performance. The Trustees concluded that the Fund’s performance was satisfactory.

Fees and Expenses. The Trustees observed that GIC’s annual advisory fee with respect to the Greenwich Ivy Long-Short Fund was 1.50%, which was within the range of the average advisory fee for its peer group and the Morningstar category.  They considered the adviser’s intent to contractually agree to reduce its fee and reimburse expenses to ensure that the total Fund operating expenses after the fee waiver and reimbursement would not exceed 1.85% of the average daily net assets attributable to the Institutional class share at least through January 31, 2024. They noted that the Fund’s average net expense ratio was 2.80%, which was higher than the peer group and Morningstar category averages. They acknowledged the adviser’s assertion that the higher net expense ratio was the result of the portfolio being hedged to the maximum extent necessary. They considered the adviser’s observation that the net expense ratio may not be a relevant metric for hedged funds. The Trustees concluded the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. They noted that the adviser had earned a negative income from the Fund excluding the expense of the chief information officer’s (“CIO”) services. The Trustees concluded that profitability was not unreasonable at this time.

Economies of Scale.  The Trustees considered whether economies of scale had been realized in connection with the advisory services provided to the Fund. They considered the adviser’s assertion that breakpoints in the advisory fees were currently not applicable given the size of the Fund and the adviser’s continuous reimbursement of expenses to the Fund.  The Board noted the adviser’s willingness to discuss the implementation of breakpoints as the assets of the Fund grew and the adviser achieved material economies of scale related to their operations. The Board agreed to monitor and revisit the matter as the Fund’s assets grew over time.

Conclusion. Having requested and received such information from GIC as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Report |  28

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●Social Security number and wire transfer instructions

●account transactions and transaction history

●investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

Semi-Annual Report |  29

PRIVACY NOTICE (Continued)

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●open an account or deposit money

●direct us to buy securities or direct us to sell your securities

●seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●affiliates from using your information to market to you.

●sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ●The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ●The Collaborative Investment Series Trust doesn’t jointly market.

Semi-Annual Report |  30

Investment Adviser

Greenwich Ivy Capital LLC

Distributor

Arbor Court Capital, LLC

Transfer Agent and Fund Accountant

Mutual Shareholder Services, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of Greenwich Ivy Long-Short Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 7, 2023

By /s/ Bill McCormick

     Bill McCormick

     Treasurer/Chief Financial/Principal Accounting Officer of the Trust

Date: June 7, 2023